Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities Include Both Amounts Expenses and Capitalized (Detail) - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
India [member]
Acquisition of properties
Exploration costs	₨ 3,061	₨ (37,060)	₨ (1,506)
Development costs	41,677	75,158	10,923
Total	44,738	38,099	9,417
Sri Lanka [member]
Acquisition of properties
Exploration costs	4	5	9
Development costs	0	0	0
Total	4	5	9
South Africa [member]
Acquisition of properties
Exploration costs	1	9	10
Development costs	0	0	0
Total	₨ 1	₨ 9	₨ 10